Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Vicker's Vantage
Condensed Financial Statements, Captions [Line Items]
Schedule of impact of these adjustments to the financial statement, as previously reported
The impact of these adjustments to the financial statement, as previously reported, is presented below.

	As Previously Reported	Adjustments Restatement 1	Adjustments Restatement 2	As Restated
Balance sheet as of January 11, 2021
Warrant Liability	$—	$7,729,200	$—	$7,729,200
Total Liabilities	5,345,000	7,729,200	—	13,074,200
Ordinary Shares Subject to Possible Redemption	129,999,029	(7,729,200)	17,110,171	139,380,000
Ordinary Shares	438	76	(169)	345
Additional Paid-in Capital	5,006,060	2,629,336	(7,635,396)	—
Accumulated Deficit	(6,490)	(2,629,412)	(9,474,606)	(12,110,508)
Total Shareholders’ Equity (Deficit)	$5,000,008	—	$(17,110,171)	$(12,110,163)